SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2022

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (75.93%)

AEROSPACE/DEFENSE (2.03%)
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	$ 1,657	$1,651,312
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	463	428,446
Northrop Grumman Corp., Sr. Unsec. Notes, 3.250%, 01/15/28(b)	Baa1/BBB+	620	589,621
Northrop Grumman Corp., Sr. Unsec. Notes, 7.750%, 06/01/29	Baa1/BBB+	500	594,700
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/A-	700	596,563

			3,860,642

AGRICULTURE (0.40%)
Altria Group, Inc., Co. Gty., 4.800%, 02/14/29(b)	A3/BBB	97	92,347
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	291,413
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	376,514

			760,274

AIRLINES (3.66%)
Air Canada, Sr. Sec. Notes, 3.875%, 08/15/26, 144A(b)	Ba2/BB-	56	47,370
Air Canada Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	N.A./A	226	225,608
American Airlines Group, Inc. Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	Baa1/NA	835	779,120
American Airlines Group, Inc. Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	Baa1/NA	1,243	1,143,893
American Airlines Group, Inc. Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	Baa1/A-	726	642,589
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba2/NA	354	325,250
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba2/NA	162	138,666
British Airways PLC Pass Through Certs., Series 2020-1, Class A, 4.250%, 11/15/32, 144A	N.A./A	111	106,477
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	120	116,669
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	197,698
JetBlue Airways Corp. Pass Through Certs., Series 2020-1, Class A, 4.000%, 11/15/32	A2/NA	968	901,482
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB-	65	58,013
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB-	318	267,716
United Airlines, Inc. Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Baa3/NA	613	562,232
United Airlines, Inc. Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	A2/NA	375	352,876
United Airlines, Inc. Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A2/NA	995	849,629
United Airlines, Inc. Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	A3/A	269	264,809

			6,980,097

AUTO MANUFACTURERS (2.83%)
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba2/BB+	1,000	1,095,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 3.370%, 11/17/23	Ba2/BB+	500	484,890
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.300%, 02/10/25(b)	Ba2/BB+	1,199	1,075,702
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba2/BB+	1,356	1,240,413
General Motors Co., Sr. Unsec. Notes, 6.800%, 10/01/27(b)	Baa3/BBB	405	427,013
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa3/BBB	1,027	889,132
Stellantis Finance US, Inc., Co. Gty., 2.691%, 09/15/31, 144A(b)	Baa3/BBB	221	175,444

			5,387,594

BANKS (11.69%)
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR + 1.874%), 4.263%, 04/10/25, 144A(b),(c)	A3/BBB-	582	571,178
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/10/25(b),(c),(d)	Ba1/BB+	635	549,275
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	91,414
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,059,075
Citigroup, Inc., Sr. Unsec. Notes, (SOFRRATE + 1.887%), 4.658%, 05/24/28(b),(c)	A3/BBB+	1,302	1,295,449
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	990,409
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	890,948
Credit Agricole SA, Sub. Notes, (SW5+ 1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	937,506
Credit Suisse AG, Sr. Unsec. Notes, (SOFRINDX + 1.260%), 2.261%, 02/21/25(e)	A1/A	1,250	1,234,371
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.560%), 2.593%, 09/11/25, 144A(b),(c)	Baa1/BBB	1,242	1,169,589
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.750%), 2.988%, 10/28/27(b),(e)	A2/BBB+	550	543,491
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.980%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	2,180	2,953,703
HSBC Holdings PLC, Sr. Unsec. Notes, 4.950%, 03/31/30	A3/A-	499	494,097
HSBC USA, Inc., Sr. Unsec. Notes, 3.750%, 05/24/24	A1/A-	1,955	1,945,892
ING Groep NV, Sr. Unsec. Notes, (SOFRRATE + 1.640%), 3.869%, 03/28/26(b),(c)	Baa1/A-	782	766,426
Morgan Stanley, Sub. Notes, 4.350%, 09/08/26	Baa1/BBB+	1,500	1,486,353
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR + 3.300%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	678,018
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,016,606
UBS AG, Sub. Notes, 7.625%, 08/17/22	NA/BBB+	2,000	2,005,824
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	1,162	989,030
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.750%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	605,033

			22,273,687

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)

BEVERAGES (0.56%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	Baa1/BBB+	$ 645	$620,071
Anheuser-Busch Cos. LLC, Co. Gty., 4.900%, 02/01/46(b)	Baa1/BBB+	446	421,555
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.200%, 01/15/39	Baa1/BBB+	27	34,999

			1,076,625

BIOTECHNOLOGY (0.53%)
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30(b)	Baa3/BBB-	930	752,136
Royalty Pharma PLC, Co. Gty., 2.150%, 09/02/31(b)	Baa3/BBB-	326	255,091

			1,007,227

BUILDING MATERIALS (0.73%)
Builders FirstSource, Inc., Co. Gty., 6.375%, 06/15/32, 144A(b)	Ba2/BB-	64	57,120
Cemex SAB de CV, Co. Gty., 7.375%, 06/05/27, 144A(b)	NA/BB	200	198,202
Masco Corp., Sr. Unsec. Notes, 1.500%, 02/15/28(b)	Baa2/BBB	647	543,781
Masonite International Corp., Co. Gty., 3.500%, 02/15/30, 144A(b)	Ba1/BB+	53	42,186
PGT Innovations, Inc., Co. Gty., 4.375%, 10/01/29, 144A(b)	B1/B+	119	93,827
SRM Escrow Issuer LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	Ba3/B+	548	460,406

			1,395,522

CHEMICALS (2.75%)
Alpek SAB de CV, Co. Gty., 3.250%, 02/25/31, 144A(b)	Baa3/BBB-	418	335,136
Braskem Idesa SAPI, Sr. Sec. Notes, 7.450%, 11/15/29, 144A(b)	NA/B+	473	405,721
Braskem Idesa SAPI, Sr. Sec. Notes, 6.990%, 02/20/32, 144A(b)	NA/B+	528	407,584
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	1,181	932,884
International Flavors & Fragrances, Inc., Sr. Unsec. Notes, 1.832%, 10/15/27, 144A(b)	Baa3/BBB	267	230,394
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	574	460,635
Trinseo Materials Operating SCA, Co. Gty., 5.125%, 04/01/29, 144A(b)	B2/B	105	75,544
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96(f)	Baa1/BBB	2,000	2,395,557

			5,243,455

COMMERCIAL SERVICES (1.91%)
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	501,753
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	176,330
Atento Luxco 1 SA, Sr. Sec. Notes, 8.000%, 02/10/26, 144A(b)	Ba3/NA	208	146,899
Avis Budget Car Rental LLC, Co. Gty., 5.375%, 03/01/29, 144A(b)	B2/BB-	298	248,026
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	Baa1/A-	1,500	1,765,343
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba3/BB-	559	460,476
Triton Container International, Ltd., Co. Gty., 3.150%, 06/15/31, 144A(b)	NA/BBB-	420	340,367

			3,639,194

COMPUTERS (0.64%)
Dell International LLC, Co. Gty., 3.450%, 12/15/51, 144A(b)	Baa2/BBB	529	358,449
Dell International LLC, Sr. Unsec. Notes, 5.850%, 07/15/25(b)	Baa2/BBB	342	353,024
Dell International LLC, Sr. Unsec. Notes, 8.350%, 07/15/46(b)	Baa2/BBB	209	261,520
Kyndryl Holdings, Inc., Sr. Unsec. Notes, 2.050%, 10/15/26, 144A(b)	Baa2/BBB-	153	129,056
Western Digital Corp., Sr. Unsec. Notes, 2.850%, 02/01/29(b)	Baa3/BB+	146	118,872

			1,220,921

DIVERSIFIED FINANCIAL SERVICES (1.31%)
AerCap Ireland Capital DAC, Co. Gty., 3.300%, 01/30/32(b)	Baa3/BBB	519	414,761
Intercontinental Exchange, Inc., Sr. Unsec. Notes, 4.350%, 06/15/29(b)	A3/A-	358	354,422
LSEGA Financing PLC, Co. Gty., 1.375%, 04/06/26, 144A(b)	A3/A	612	550,139
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	226,946
PennyMac Financial Services, Inc., Co. Gty., 5.750%, 09/15/31, 144A(b)	Ba3/BB-	522	389,294
Synchrony Financial, Sr. Unsec. Notes, 2.875%, 10/28/31(b)	NA/BBB-	747	567,647

			2,503,209

ELECTRIC (5.22%)
AES Andes SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	878	775,928
AES Panama Generation Holdings Srl, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	549	469,031
American Electric Power Co., Inc., Jr. Sub. Notes, 2.031%, 03/15/24	Baa3/BBB+	347	335,915
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	943,337
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.900%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	181,934
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	179,224
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba2/BB+	638	518,375
Edison International, Sr. Unsec. Notes, 3.550%, 11/15/24(b)	Baa3/BBB-	575	561,518
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A+	917	827,956

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)

ELECTRIC (Continued)
FirstEnergy Corp., Sr. Unsec. Notes, 5.350%, 07/15/47(b),(g)	Ba1/BB+	$ 1,570	$1,325,692
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	429,243
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BBB	323	275,525
Light Servicos de Eletricidade SA, Co. Gty., 4.375%, 06/18/26, 144A(b)	Ba3/NA	456	401,610
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	575,230
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa3/BBB-	391	328,279
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa3/BBB-	617	414,735
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28(b)	Baa3/BBB-	247	216,330
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	732,188
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	447,738

			9,939,788

ENGINEERING & CONSTRUCTION (0.20%)
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	388,809

ENTERTAINMENT (0.38%)
Lions Gate Capital Holdings LLC, Co. Gty., 5.500%, 04/15/29, 144A(b)	B3/CCC+	386	299,853
Magallanes, Inc., Co. Gty., 3.638%, 03/15/25, 144A	Baa3/BBB-	441	427,474

			727,327

FOOD (0.57%)
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa2/BBB	363	296,755
JBS Finance Luxembourg Sarl, Co. Gty., 3.625%, 01/15/32, 144A(b)	Baa3/NA	211	170,382
JBS USA LUX SA, Co. Gty., 3.750%, 12/01/31, 144A(b)	Baa3/BBB-	54	44,301
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa3/BBB-	346	334,052
Kroger Co., Sr. Unsec. Notes, 5.400%, 01/15/49(b)	Baa1/BBB	68	71,573
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB+	213	163,535

			1,080,598

FOREST PRODUCTS & PAPER (0.42%)
Inversiones CMPC SA, Co. Gty., 3.850%, 01/13/30, 144A(b)	Baa3/BBB-	580	508,950
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	283,503

			792,453

GAS (2.20%)
NiSource, Inc., Jr. Sub. Notes, (H15T5Y + 2.843%), 5.650%, 06/15/23(b),(c),(d)	NA/BBB-	696	626,379
Piedmont Natural Gas Co., Inc., Sr. Unsec. Notes, 3.500%, 06/01/29(b)	A3/BBB+	1,120	1,044,117
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/BBB+	992	1,048,992
Southern Co. Gas Capital Corp., Co. Gty., 3.950%, 10/01/46(b)	Baa1/BBB+	539	443,491
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/BBB+	1,164	1,020,835

			4,183,814

HEALTHCARE-PRODUCTS (0.15%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB-	329	277,346

HEALTHCARE-SERVICES (0.35%)
CommonSpirit Health, Sr. Sec. Notes, 2.782%, 10/01/30(b)	Baa1/A-	432	374,287
HCA, Inc., Co. Gty., 3.125%, 03/15/27, 144A(b)	Baa3/BBB-	119	108,268
Tenet Healthcare Corp., Sr. Sec. Notes, 4.875%, 01/01/26, 144A(b)	B1/BB-	201	184,920

			667,475

INSURANCE (8.30%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.165%), 3.200%, 10/30/27, 144A(b),(c),(d)	Baa1/A	200	146,000
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	Baa1/A	400	329,600
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.120%), 6.500%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,252,311
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A(f)	Baa2/BBB+	2,250	2,680,296
Guardian Life Insurance Co. of America, Sub. Notes, 4.850%, 01/24/77, 144A	A1/AA-	148	133,506
Jackson National Life Global Funding, 1.750%, 01/12/25, 144A	A2/A	656	619,152
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	190,191
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR + 7.120%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,350,000
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	178,518
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	904,450
MetLife, Inc., Jr. Sub. Notes, 6.400%, 12/15/36(b)	Baa2/BBB	637	635,787
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,326,430
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,244,228
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	A3/A-	500	595,768

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)

INSURANCE (Continued)
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	$ 215	$295,286
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	121,122
Principal Financial Group, Inc., Co. Gty., (3M LIBOR + 3.044%), 4.455%, 05/15/55(b),(e)	Baa2/BBB	1,135	1,015,866
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,205,171
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 3.920%), 5.625%, 06/15/43(b),(c)	Baa1/BBB+	600	584,220

			15,807,902

INTERNET (0.20%)
Prosus NV, Sr. Unsec. Notes, 4.987%, 01/19/52, 144A(b)	Baa3/BBB	540	387,739

MEDIA (7.43%)
AMC Networks, Inc., Co. Gty., 4.250%, 02/15/29(b)	Ba3/BB	885	717,321
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB-	1,017	821,227
CCO Holdings LLC, Sr. Unsec. Notes, 4.250%, 02/01/31, 144A(b)	B1/BB-	75	61,125
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	774	695,981
Comcast Corp., Co. Gty., 7.050%, 03/15/33(f)	A3/A-	2,000	2,405,121
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,598,496
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	551,739
CSC Holdings LLC, Co. Gty., 6.500%, 02/01/29, 144A(b)	Ba3/BB	954	858,743
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	B3/B+	1,336	895,120
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa2/BBB+	159	174,066
Grupo Televisa SAB, Sr. Unsec. Notes, 5.000%, 05/13/45(b)	Baa2/BBB+	557	520,156
Paramount Global, Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa2/BBB	641	566,927
Paramount Global, Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179	189,024
Radiate Holdco LLC, Sr. Sec. Notes, 4.500%, 09/15/26, 144A(b)	B1/B	124	106,923
Scripps Escrow II, Inc., Sr. Sec. Notes, 3.875%, 01/15/29, 144A(b)	Ba3/BB	42	34,860
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,576,981
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B	200	158,500
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	B1 *+/B	443	317,096
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/BBB+	1,400	1,917,001

			14,166,407

MINING (0.43%)
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	279,088
Newcrest Finance Pty, Ltd., Co. Gty., 3.250%, 05/13/30, 144A(b)	Baa2/BBB	319	282,497
Yamana Gold, Inc., Co. Gty., 2.630%, 08/15/31(b)	Baa3/BBB-	331	266,246

			827,831

MISCELLANEOUS MANUFACTURING (0.16%)
GE Capital International Funding Co Unlimited Co., Co. Gty., 4.418%, 11/15/35	Baa1/BBB+ *-	318	298,278

OIL & GAS (2.63%)
CITGO Petroleum Corp., Sr. Sec. Notes, 7.000%, 06/15/25, 144A(b)	B3/B+	125	120,938
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,330,860
Lundin Energy Finance BV, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa3 *+/BBB-	426	353,364
Parkland Corp., Co. Gty., 4.500%, 10/01/29, 144A(b)	Ba3/BB-	667	541,021
Petroleos Mexicanos, Co. Gty., 5.950%, 01/28/31(b)	Ba3/BBB	552	403,722
Petroleos Mexicanos, Co. Gty., 6.950%, 01/28/60(b)	Ba3/BBB	195	120,023
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	725,937
Valero Energy Corp., Sr. Unsec. Notes, 8.750%, 06/15/30	Baa2/BBB	1,000	1,245,483
Valero Energy Corp., Sr. Unsec. Notes, 4.000%, 06/01/52(b)	Baa2/BBB	215	172,629

			5,013,977

OIL & GAS SERVICES (0.16%)
Baker Hughes Holdings LLC, Sr. Unsec. Notes, 2.061%, 12/15/26(b)	A3/A-	326	299,451

PACKAGING & CONTAINERS (0.50%)
Ardagh Metal Packaging Finance USA LLC, Sr. Sec. Notes, 6.000%, 06/15/27, 144A(b)	Ba2/BB	200	197,500
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	B3/B+	200	159,788
LABL, Inc., Sr. Sec. Notes, 5.875%, 11/01/28, 144A(b)	B2/B-	173	139,684
Sealed Air Corp., Sr. Sec. Notes, 1.573%, 10/15/26, 144A(b)	Baa2/BBB-	524	456,519

			953,491

PHARMACEUTICALS (1.22%)
AbbVie, Inc., Sr. Unsec. Notes, 4.050%, 11/21/39(b)	Baa2/BBB+	615	550,892
Astrazeneca Finance LLC, Co. Gty., 1.750%, 05/28/28(b)	A3/A-	475	419,814

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)

PHARMACEUTICALS (Continued)
Bausch Health Cos., Inc., Co. Gty., 5.000%, 02/15/29, 144A(b)	B3/B-	$ 24	$12,409
Bausch Health Cos., Inc., Co. Gty., 6.250%, 02/15/29, 144A(b)	B3/B-	73	39,150
Bausch Health Cos., Inc., Co. Gty., 5.250%, 01/30/30, 144A(b)	B3/B-	87	44,920
Bausch Health Cos., Inc., Sr. Sec. Notes, 4.875%, 06/01/28, 144A(b)	Ba3/BB-	80	62,252
Organon & Co, Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba2/BB	200	176,162
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.000%, 11/26/28(b)	Baa2/BBB+	500	510,191
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa2/BBB+	684	515,512

			2,331,302

PIPELINES (6.72%)
Cheniere Energy Partners LP, Co. Gty., 3.250%, 01/31/32, 144A(b)	Ba2/BB+	91	71,662
DT Midstream, Inc., Sr. Sec. Notes, 4.300%, 04/15/32, 144A(b)	Baa2/BBB-	432	396,065
EIG Pearl Holdings Sarl, Sr. Sec. Notes, 4.387%, 11/30/46, 144A	A1/NA	700	553,122
Enbridge, Inc., Sub. Notes, (3M LIBOR + 3.890%), 6.000%, 01/15/77(b),(c)	Baa3/BBB-	750	694,901
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa3/BBB-	398	358,988
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR + 2.570%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	270,473
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	30	30,407
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	968,400
Hess Midstream Operations LP, Co. Gty., 5.500%, 10/15/30, 144A(b)	Ba2/BB+	70	62,825
Howard Midstream Energy Partners LLC, Sr. Unsec. Notes, 6.750%, 01/15/27, 144A(b)	B3/B	110	94,847
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,148,438
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	1,659,765
MPLX LP, Sr. Unsec. Notes, 4.250%, 12/01/27(b)	Baa2/BBB	901	870,812
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	647,291
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	466,107
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	960,754
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa3/BBB-	1,000	1,064,978
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Baa3/BBB-	1,177	1,120,975
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	320,809
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	1,048,836

			12,810,455

REITS (1.77%)
EPR Properties, Sr. Unsec. Notes, 3.600%, 11/15/31(b)	Baa3/BBB-	533	425,087
Extra Space Storage LP, Co. Gty., 3.900%, 04/01/29(b)	Baa2/BBB	371	348,052
Extra Space Storage LP, Co. Gty., 2.350%, 03/15/32(b)	Baa2/BBB	267	212,248
GLP Capital LP, Co. Gty., 3.250%, 01/15/32(b)	Ba1/BBB-	154	123,543
Iron Mountain, Inc., Co. Gty., 5.000%, 07/15/28, 144A(b)	Ba3/BB-	59	52,164
SBA Tower Trust, 2.593%, 10/15/31, 144A(b)	A2/NA	454	394,180
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	1,788,117
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa2/BBB+	36	27,554

			3,370,945

RETAIL (1.17%)
Lowe’s Cos., Inc., Sr. Unsec. Notes, 2.800%, 09/15/41(b)	Baa1/BBB+	215	156,950
Macy’s Retail Holdings LLC, Co. Gty., 5.875%, 03/15/30, 144A(b)	Ba2/BB	429	359,950
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	101,120
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	1,781	1,606,775

			2,224,795

SEMICONDUCTORS (1.29%)
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB- *+	166	123,776
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB- *+	1,655	1,351,476
Broadcom, Inc., Sr. Unsec. Notes, 3.187%, 11/15/36, 144A(b)	Baa3/BBB- *+	1,109	846,253
Micron Technology, Inc., Sr. Unsec. Notes, 2.703%, 04/15/32(b)	Baa3/BBB-	164	131,145

			2,452,650

SOFTWARE (1.61%)
Oracle Corp., Sr. Unsec. Notes, 2.300%, 03/25/28(b)	Baa2*-/BBB *-	1,130	973,924
Oracle Corp., Sr. Unsec. Notes, 3.650%, 03/25/41(b)	Baa2*-/BBB *-	1,745	1,306,489
Take-Two Interactive Software, Inc., Sr. Unsec. Notes, 3.700%, 04/14/27(b)	Baa2/BBB	165	160,336
VMware, Inc., Sr. Unsec. Notes, 2.200%, 08/15/31(b)	Baa3/BBB- *+	788	622,233

			3,062,982

TELECOMMUNICATIONS (3.24%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	489,882
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	395,618

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
CORPORATE DEBT SECURITIES (Continued)

TELECOMMUNICATIONS (Continued)
AT&T, Inc., Sr. Unsec. Notes, 3.550%, 09/15/55(b)	Baa2/BBB	$ 2,195	$1,655,512
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(g)	Baa1/BBB	2,000	2,471,025
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B	255	217,387
Verizon Communications, Inc., Sr. Unsec. Notes, 2.550%, 03/21/31(b)	Baa1/BBB+	457	391,785
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	543,911

			6,165,120

TRANSPORTATION (0.57%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.350%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	244,201
Simpar Europe SA, Co. Gty., 5.200%, 01/26/31, 144A(b)	NA/BB-	544	420,240
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	Baa1/A-	503	423,036

			1,087,477

TOTAL CORPORATE DEBT SECURITIES (Cost of $155,693,702)			144,666,859

ASSET-BACKED SECURITIES (11.61%)
Aligned Data Centers Issuer LLC, Series 2021-1A, A2, Class A2, 1.937%, 08/15/46, 144A(b)	NA/A-	904	799,668
Antares CLO, Ltd., Series 2017-1A, CR, Class CR, (3M LIBOR + 2.700%), 3.763%, 04/20/33, 144A(b),(e)	NA/A	1,093	1,008,144
Apidos CLO XXXIX, Series 2022-39A, A1, Class A1, (TSFR3M + 1.300%), 2.039%, 04/21/35, 144A(b),(e)	Aaa/AA+	950	924,250
Blackbird Capital Aircraft, Series 2021-1A, B, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	348	280,834
Cerberus Loan Funding XXXVII LP, Series 2022-1A, A1, Class A1, (TSFR3M + 1.780%), 2.647%, 04/15/34, 144A(b),(e)	Aaa/NA	1,500	1,455,867
CF Hippolyta Issuer LLC, Series 2020-1, A1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/AA-	626	567,737
DataBank Issuer, Series 2021-2A, A2, Class A2, 2.400%, 10/25/51, 144A(b)	NA/NA	583	519,988
DB Master Finance LLC, Series 2021-1A, A2I, Class A2I, 2.045%, 11/20/51, 144A(b)	NA/BBB	605	537,145
Domino’s Pizza Master Issuer LLC, Series 2021-1A, A2I, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	546	476,356
DRB Prime Student Loan Trust, Series 2017-A, A2B, Class A2B, 2.850%, 05/27/42, 144A(b)	NA/NA	95	95,192
Eaton Vance CLO, Ltd., Series 2020-1A, AR, Class AR, (3M LIBOR + 1.170%), 2.214%, 10/15/34, 144A(b),(e)	NA/AAA	1,500	1,447,206
Flexential Issuer, Series 2021-1A, A2, Class A2, 3.250%, 11/27/51, 144A(b)	NA/NA	555	508,074
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, A1TR, Class A1TR, (3M LIBOR + 1.550%), 2.594%, 10/15/33, 144A(b),(e)	NA/AAA	600	579,163
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, C, Class C, (3M LIBOR + 2.100%), 3.463%, 02/05/31, 144A(b),(e)	N.A./A	2,250	2,089,879
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	190	167,740
IVY Hill Middle Market Credit Fund XII, Ltd., Series -12A, Class BR, (3M LIBOR + 2.900%), 3.963%, 07/20/33, 144A(b),(e)	NA/A-	866	797,785
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR + 1.130%), 2.454%, 05/15/28, 144A(b),(e)	Aaa/AA+	29	28,943
MCF CLO IX, Ltd., Series 2019-1A, Class A1R, (TSFR3M + 1.500%), 2.351%, 07/17/31, 144A(b),(e)	NA/AAA	556	544,464
MF1, Ltd., Series 2021-FL7, Class AS, (1M LIBOR + 1.450%), 3.062%, 10/16/36, 144A(b),(e)	NA/NA	923	872,981
MF1, Ltd., Series 2022-FL8, Class C, (SOFRRATE 30 Day Average + 2.200%), 2.992%, 02/19/37, 144A(b),(e)	NA/NA	448	421,416
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	119	109,050
Neuberger Berman Loan Advisers CLO 47, Ltd., Series 2022-47A, Class A, (TSFR3M + 1.300%), 1.548%, 04/14/35, 144A(b),(e)	Aaa/NA	937	907,027
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/61, 144A(b)	NA/AA-	1,063	928,308
PMT Issuer Trust - FMSR, Series 2021-FT1, Class A, (1M LIBOR + 3.000%), 4.624%, 03/25/26, 144A(b),(e)	NA/NA	566	558,768
Purewest Funding LLC, Series 2021-1, Class A1, 4.091%, 12/22/36, 144A(b)	NA/NA	253	244,528
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,261	1,088,870
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR + 0.750%), 2.074%, 10/15/35, 144A(b),(e)	Aaa/AAA	368	363,087
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.560%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,072,770
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	920	803,568
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A	491	422,491
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	AAA/AA+	43	43,975
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(h)	NA/A	1,147	938,552
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	648	519,623

TOTAL ASSET-BACKED SECURITIES (Cost of $24,042,641)			22,123,449

COMMERCIAL MORTGAGE-BACKED SECURITIES (0.69%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NA/NA	11	10,472
BXHPP Trust, Series 2021-FILM, Class C, (1M LIBOR + 1.100%), 2.424%, 08/15/36, 144A(b),(e)	NA/NA	167	155,241
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR + 1.100%), 2.424%, 07/15/30, 144A(e)	NA/AAA	17	17,375

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust, Series 2022-NQM1, Class A1, 2.277%, 01/25/26, 144A(b),(e)	NA/NA	$ 979	$877,654
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/58, 144A(b),(e)	NA/NA	261	251,773

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $1,434,847)			1,312,515

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.12%)
FHLMC Pool #A15675, 6.000%, 11/01/33	AAA/AA+	44	48,867
FNMA Pool #754791, 6.500%, 12/01/33	AAA/AA+	120	127,664
FNMA Pool #763852, 5.500%, 02/01/34	AAA/AA+	55	58,198
GNSF Pool #417239, 7.000%, 02/15/26	AAA/AA+	2	1,761
GNSF Pool #780374, 7.500%, 12/15/23(i)	AAA/AA+	0	212

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $210,684)			236,702

MUNICIPAL BONDS (1.33%)
City of San Francisco CA Public Utilities Commission Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	165,491
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	2,027,507
University of Michigan, 3.599%, 04/01/47	Aaa/AAA	365	336,947

TOTAL MUNICIPAL BONDS (Cost of $2,041,690)			2,529,945

U.S. TREASURY OBLIGATIONS (4.96%)
United States Treasury Bonds, 2.375%, 02/15/42	Aaa/AA+	198	168,314
United States Treasury Bonds, 1.250%, 05/15/50	Aaa/AA+	4,114	2,641,220
United States Treasury Bonds, 2.250%, 02/15/52	Aaa/AA+	486	403,131
United States Treasury Notes, 2.500%, 03/31/27	Aaa/AA+	674	658,767
United States Treasury Notes, 0.500%, 04/30/27	Aaa/AA+	3,573	3,167,637
United States Treasury Notes, 2.375%, 03/31/29	Aaa/AA+	170	163,233
United States Treasury Notes, 1.875%, 02/15/32	Aaa/AA+	2,466	2,240,116

TOTAL U.S. TREASURY OBLIGATIONS (Cost of $9,702,930)			9,442,418

GOVERNMENT BONDS (1.89%)
Egypt Government International Bond, Sr. Unsec. Notes, 7.625%, 05/29/32, 144A	B2u/B	261	170,394
Hungary Government International Bond, Sr. Unsec. Notes, 5.500%, 06/16/34, 144A	Baa2/BBB	410	397,208
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	1,807,386
Korea National Oil Corp., Sr. Unsec. Notes, 1.750%, 04/18/25, 144A	Aa2/AA	208	196,199
Mexico Government International Bond, Sr. Unsec. Notes, 5.000%, 04/27/51(b)	Baa1/BBB	711	585,040
Oman Government International Bond, Sr. Unsec. Notes, 7.000%, 01/25/51, 144A	Ba3/NA	350	307,632
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/33, 144A	NA/CCC+	551	136,273

TOTAL GOVERNMENT BONDS (Cost of $3,970,079)			3,600,132

		Shares
PREFERRED STOCKS (1.05%)
CoBank ACB, Series F, (3M LIBOR + 4.557%), 6.250%, 10/01/22(b),(c),(d)	NA/BBB+	20,000	2,003,000

		Principal Amount (000’s)
SHORT-TERM INVESTMENTS (0.52%)
U.S. TREASURY OBLIGATIONS (0.52%)
United States Treasury Bill, 0.652%, 07/28/22	Aaa/AA+	1,000	999,276

TOTAL INVESTMENTS (98.10%) (Cost of $200,180,806)			186,914,296

OTHER ASSETS AND LIABILITIES (1.90%)			3,620,369

NET ASSETS (100.00%)			$190,534,665

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

At June 30, 2022, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 10-Year Notes	09/22	7	$ 827,969	$829,719	$1,750
U.S. Treasury 2-Year Notes	09/22	3	633,563	630,047	(3,516)
U.S. Treasury Long Bonds	09/22	118	16,446,616	16,357,750	(88,866)
U.S. Treasury Ultra Bonds	09/22	28	4,366,959	4,321,625	(45,334)

					(135,966)

Short Futures Outstanding

U.S. Treasury 5-Year Notes	09/22	71	(7,970,279)	(7,969,750)	529
U.S. Treasury Ultra 10-Year Notes	09/22	108	(13,876,724)	(13,756,500)	120,224

					120,753

Net unrealized depreciation on open futures contracts					$(15,213)

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2022 and may have changed subsequently.
(b)	This security is callable.
(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2022. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at June 30, 2022.
(f)	Security position is either entirely or partially held in a segregated account as collateral for line of credit. Refer to Note 6.
(g)	Multi-Step Coupon. Rate disclosed is as of June 30, 2022.
(h)	Denotes a step-up bond. The rate indicated is the current coupon as of June 30, 2022.
(i)	Principal amount less than $1,000.
144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2022, these securities amounted to $70,081,792 or 36.78% of net assets.

Legend

Certs. – Certificates

CLO – Collateralized Loan Obligation

Co. Gty. – Company Guaranty

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNSF – Government National Mortgage Association (Single Family)

GO – Government Obligation

H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. – Junior

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Sec. – Secured

SOFRRATE – Secured Overnight Financing Rate

Sr. – Senior

Sub. – Subordinated

SW5 – 5-year USD Swap Semiannual 30/360

TSFR3M – 3 Month Term Secured Overnight Financing Rate

Unsec. – Unsecured

The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2022

(unaudited)

A. Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board of Trustees (‘‘Board’’) and unaffiliated with Insight North America LLC (‘‘INA’’ or the ‘‘Adviser’’) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when-issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2022, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2022.

Assets:	Total Market Value at 06/30/22	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

LONG-TERM INVESTMENTS

CORPORATE DEBT SECURITIES	$144,666,859	$—	$144,666,859	$—

MUNICIPAL BONDS	2,529,945	—	2,529,945	—

GOVERNMENT BONDS	3,600,132	—	3,600,132	—

COMMERCIAL MORTGAGE-BACKED SECURITIES	1,312,515	—	1,312,515	—

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2022 (concluded)

(unaudited)

Assets:	Total Market Value at 06/30/22	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

ASSET-BACKED SECURITIES	$ 22,123,449	$—	$22,123,449	$—

U.S. TREASURY OBLIGATIONS	9,442,418	—	9,442,418	—

PREFERRED STOCKS	2,003,000	2,003,000	—	—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	236,702	—	236,702	—

Short-Term Investments

U.S. TREASURY OBLIGATIONS	999,276	—	999,276	—

DERIVATIVES

SHORT FUTURES	120,753	120,753	—	—

LONG FUTURES	1,750	1,750	—	—

TOTAL ASSETS	$187,036,799	$2,125,503	$184,911,296	$—

Liabilities:

FUTURES CONTRACTS	$137,716	$137,716	$—	$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2022, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2022, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.